Consolidated Statements of Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales	$ 41,139,248	$ 54,159,247	$ 55,620,356
Cost of sales	(31,100,106)	(39,683,861)	(39,968,186)
Gross profit	10,039,142	14,475,386	15,652,170
Administrative expenses	(2,317,058)	(2,456,700)	(2,042,642)
Other income (expense), net	(119,546)	71,845	(77,406)
Interest income and dividends	931,866	445,879	65,948
Interest expense	(153,729)	(56,352)	(87,445)
Gain (Loss) on financial instruments	64,436	(778,649)	0
Foreign exchange loss, net	(2,431,000)	(540,828)	325,011
Income before income taxes	6,014,111	11,160,581	13,835,636
Income taxes	(1,739,998)	(3,299,522)	(4,389,769)
Net income for the year	4,274,113	7,861,059	9,445,867
Other comprehensive income:
Translation effects of foreign subsidiaries	(2,663,542)	(1,259,355)	(589,961)
Other stock instruments	289,560	(317,267)	0
Total other comprehensive income for the year.	(2,373,982)	(1,576,622)	(589,961)
Comprehensive income for the year, net of tax	1,900,131	6,284,437	8,855,906
Net income attributable to:
Controlling interest	4,282,906	7,862,671	9,444,208
Non-controlling interest	(8,793)	(1,612)	1,659
Net income for the year	4,274,113	7,861,059	9,445,867
Comprehensive income for the year attributable to:
Controlling interest	1,912,937	6,287,951	8,850,755
Non-controlling interest	(12,806)	(3,514)	5,151
Comprehensive income for the year	$ 1,900,131	$ 6,284,437	$ 8,855,906
Earnings per share:
Weighted average shares outstanding (in thousands of shares) (in Shares)	461,741	462,375	462,810
Earnings per share for net income for the year attributable to controlling interest (expressed in pesos) (in Pesos per share and Dollars per share)	$ 9.28	$ 17	$ 20.41